Scudder
U.S. Treasury
Money Fund


Annual Report
June 30, 1997

Pure No-Load(TM) Funds

A money market fund investing in short-term U.S. government securities. For investors seeking current income plus safety, liquidity and stability of capital.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER

(logo)

                                Table of Contents
   2  In Brief
   3  Letter from the Fund's President
   4  Portfolio Management Discussion
   7  Investment Portfolio
   8  Financial Statements
  11  Financial Highlights
  12  Notes to Financial Statements
  14  Report of Independent Accountants
  16  Officers and Trustees
  17  Investment Products and Services
  18  Scudder Solutions


                                    In Brief

o Your Fund's investments in ultra short-term, high-quality securities contributed to a total return of 4.58% for the year. The Fund's 30-day net annualized yield at the end of June was 4.52%.

o The Fund recently adopted more flexible guidelines that allow it to average out to 90 days in maturity and take advantage of the slightly higher yields on longer-maturity investments in the money-market universe.

o As rates edged higher on evidence of stronger economic growth late last year, we began to extend the Fund's average maturity. At the end of June, the Fund's average maturity stood at 53 days.



                      2 - Scudder U.S. Treasury Money Fund

                        Letter From the Fund's President

Dear Shareholders,

     Throughout Scudder U.S. Treasury Money Fund's most recent fiscal year ended June 30, 1997, inflation remained dormant, yet investors responded to strong economic growth as if higher prices were just around the corner. At the end of March, the Federal Reserve Board engineered a small increase in short-term interest rates, taking aim at inflation before many economists were aware it was underway. The anticipation of this event in the financial markets affected all types of fixed-income investments. However, those most sensitive to changes in the level of interest rates -- longer-maturity bonds -- were the hardest hit.

     In contrast, your Fund's focus on the shortest-maturity and highest-quality securities permitted the Fund's share price to remain impervious to market volatility, in keeping with its objective of maintaining a stable $1.00 share price. As the Fund's portfolio managers explain in the following letter, steps were also taken during the period to boost the Fund's yield.

     We would like to take this opportunity to introduce a newcomer to Scudder's mutual fund lineup: Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a relatively conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States. For a complete listing of Scudder's mutual fund offerings, see page 17.

     Despite near-term uncertainty, we believe the global economic landscape provides an excellent long-term backdrop for fixed-income investors. In the report that follows, your Fund's managers discuss the events of the past year as well as their outlook for fiscal year 1998. Thank you for choosing Scudder U.S. Treasury Money Fund to help meet your investment needs. Please do not hesitate to call Investor Relations at 1-800-225-2470 with any questions, or visit our Web site at http://funds.scudder.com.


     Sincerely,

     /s/David S. Lee

     David S. Lee
     President,
     Scudder U.S. Treasury Money Fund


                      3 - Scudder U.S. Treasury Money Fund

                         Portfolio Management Discussion
Dear Shareholders,

Over the course of your Fund's most recent fiscal year ended June 30, 1997, investors continued to grapple with an interesting paradox: growth without inflation. As the economy began its sixth year of uninterrupted growth, economists and other market pundits strained to see rising prices behind each new release of positive economic data. But inflation was nowhere in sight. The economy heated up in earnest in late 1996 and went on to deliver 5.9% GDP growth in the first quarter of 1997. Unemployment dropped to its lowest level since 1973, and investors widely anticipated March's increase in the federal funds rate. After much interim volatility, fixed-income investments rallied in the remaining weeks through June 30, as data began to suggest that growth in the second quarter would be slower.

Your Fund's investments in ultra short-term, high-quality securities helped it successfully navigate the changing tides of investor sentiment that proved detrimental to longer-maturity bonds during the period. Scudder U.S. Treasury Money Fund maintained its $1.00 share price throughout the period and, as interest rates edged higher, was able to provide a higher level of income, contributing to a total return of 4.58% for the fiscal year. The Fund's 30-day net annualized yield at the end of June was 4.52%.


                             Fund Loosens Investment
                               Restrictions, Seeks
                                  Higher Yield

During the fiscal year, Scudder elected to discontinue having the Fund rated by independent agencies such as Standard & Poor's. In the past, the Fund sought and achieved the highest rating (AAA) in part by restricting the average maturity of the portfolio.

By eliminating these stringent agency guidelines, the Fund has greater flexibility to pursue a higher level of income. For example, in order to achieve a AAA rating by Standard & Poor's, the Fund had to limit the average maturity of its holdings to 60 days. The Fund can now average out to 90 days in maturity and take advantage of the slightly higher yields on longer-maturity investments in the money-market universe. However, we intend to take a conservative approach when adding interest-rate risk to the Fund, in accordance with the strict mandate we have established with our credit research group.

Another way we sought to increase the Fund's yield during the year was by taking advantage of technical aberrations in the Treasury market. It is the nature of financial instruments to be priced inefficiently. The most notable price discrepancies are found in equities, which accounts for their greater return potential over time. But even a market as highly liquid as the U.S. Treasury market can experience temporary inefficiencies in pricing from time to time. Throughout the period, we diligently monitored the trading patterns of


                      4 - Scudder U.S. Treasury Money Fund
short-term Treasuries and took advantage of opportunities to gain incremental yield.

                               Maturity Management
                                   Adds Value

Few tools are as important to the management of a money-market portfolio as its average maturity. From the July start of the fiscal year through the end of October 1996, the Fund's average maturity remained below 50 days. During this time, we anticipated interest rates would rise and sought to avoid any potential market volatility, confident that higher reinvestment rates were on the horizon. As rates edged higher on evidence of stronger economic growth late last year, we began to extend the Fund's average maturity. It wasn't until after the Federal Reserve raised short-term rates in March, however, that the average maturity was extended beyond 50 days. At the end of June, the Fund's average maturity stood at 53 days.

                              A Cautionary Outlook

By the end of June, longer-maturity bonds had recovered from their late-March selloff, and a host of crucial economic reports have suggested inflation is less of a threat than many predicted. The six-year-old expansion may very well wind down, paving the way for lower interest rates and a sustained bond market rally. Importantly, profit expectations may be overly optimistic, given that many companies are unable to raise prices. Also, at 5.5% the current federal funds rate does not constitute "easy money" in our view.

But the timing of an economic downturn is difficult to predict. For now, growth is strong and reported profits continue to exceed expectations. Although the Fed

                      5 - Scudder U.S. Treasury Money Fund
left interest rates unchanged at its May 20 and July 2 meetings, it may find sufficient reason to raise rates later this year. Given this uncertain outlook for investors in longer-dated fixed-income instruments, we believe Scudder U.S. Treasury Money Fund will likely have another chance to demonstrate the value of owning a short-term investment vehicle as part of a well-diversified portfolio. However, with our newly broadened average maturity guidelines, we also intend to take advantage of any future rate increases to increase the Fund's yield.

Sincerely,

Your Portfolio Management Team

/s/David B. Wines             /s/Debra A. Hanson
David B. Wines                Debra A. Hanson


/s/K. Sue Cote
K. Sue Cote


                              Scudder U.S. Treasury
                                   Money Fund:
                          A Team Approach to Investing


  Scudder U.S. Treasury Money Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Lead Portfolio Manager David B. Wines assumed responsibility for the Fund's day-to-day management in 1996. David focuses on overall investment strategy and has eight years of investment industry experience. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years' experience working with short-term fixed-income investments.




                      6 - Scudder U.S. Treasury Money Fund

                    Investment Portfolio as of June 30, 1997

                                                     Principal        Value ($)
                                                     Amount ($)       (Note A)
--------------------------------------------------------------------------------
Repurchase Agreements 5.7%
--------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin &
 Jenrette dated 6/30/97 at 5.9%, to be  repurchased
 at $17,544,874 on 7/1/97, collateralized by a
 $11,799,000 U.S. Treasury Bond, 13.875%, 5/15/11 ... 17,542,000     17,542,000
Repurchase Agreement with State Street Bank and
 Trust Company dated 6/30/97 at 5.6%, to be
 repurchased at $4,945,769 on 7/1/97,
 collateralized by a $5,010,000 U.S. Treasury Note,
 6%, 5/31/98 ........................................  4,945,000      4,945,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $22,487,000)                       22,487,000
--------------------------------------------------------------------------------

U. S. Treasury Obligations 94.3%
--------------------------------------------------------------------------------
U.S. Treasury Bill, 4.75%, 7/3/97* .................. 20,000,000     19,992,083
U.S. Treasury Bill, 4.37%, 7/10/97* ................. 35,000,000     34,957,559
U.S. Treasury Bill, 4.71%, 7/17/97* ................. 30,000,000     29,933,431
U.S. Treasury Bill, 4.72%, 7/24/97* ................. 40,000,000     39,874,469
U.S. Treasury Note, 5.875%, 7/31/97 ................. 50,000,000     50,035,821
U.S. Treasury Bill, 4.70%, 8/7/97* .................. 30,000,000     29,851,800
U.S. Treasury Bill, 4.93%, 8/14/97* ................. 25,000,000     24,847,006
U.S. Treasury Bill, 4.96%, 8/21/97* ................. 20,000,000     19,857,677
U.S. Treasury Note, 5.625%, 8/31/97 ................. 10,000,000     10,000,000
U.S. Treasury Bill, 5.09%, 9/18/97* ................. 10,000,000      9,888,100
U.S. Treasury Note, 5.50%, 9/30/97 .................. 20,000,000     20,003,200
U.S. Treasury Note, 5.75%, 9/30/97 .................. 15,000,000     15,011,700
U.S. Treasury Bill, 5.16%, 10/16/97* ................ 19,000,000     18,710,250
U.S. Treasury Note, 5.625%, 10/31/97 ................ 30,000,000     30,009,300
U.S. Treasury Note, 6.00%, 12/31/97 ................. 20,000,000     20,050,000
--------------------------------------------------------------------------------
Total U.S.Treasury Obligations (Cost $372,995,560)                  373,022,396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $395,482,560) (a)        395,509,396
--------------------------------------------------------------------------------

 (a)The cost for federal income tax purposes was $395,482,560. At June 30, 1997, net unrealized appreciation for all securities based on tax cost was $26,836. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $41,411 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $14,575.

  * Bond equivalent yield to maturity; not a coupon rate. (Unaudited)

    The accompanying notes are an integral part of the financial statements.


                      7 - Scudder U.S. Treasury Money Fund

                              Financial Statements
                       Statement of Assets and Liabilities
                               as of June 30, 1997

 Assets
 -------------------------------------------------------------------------------
           Investments, at value (identified cost $395,482,560)    $ 395,509,396
           Cash ................................................             312
           Receivable on Fund shares sold ......................       4,076,806
           Interest receivable .................................       2,197,838
           Other assets ........................................           9,888
                                                                   -------------
           Total assets ........................................     401,794,240
 Liabilities
 -------------------------------------------------------------------------------
           Payable for Fund shares redeemed ....................       2,841,657
           Dividends payable ...................................         106,914
           Accrued management fee ..............................          54,413
           Other payables and accrued expenses .................         194,202
                                                                   -------------
           Total liabilities ...................................       3,197,186
           ---------------------------------------------------------------------
           Net assets, at value                                    $ 398,597,054
           ---------------------------------------------------------------------
 Net Assets
--------------------------------------------------------------------------------
           Net assets consist of:
           Net unrealized appreciation on investments...........          26,836
           Paid-in capital .....................................     398,570,218
           ---------------------------------------------------------------------
           Net assets, at value                                    $ 398,597,054
           ---------------------------------------------------------------------
 Net Asset Value
--------------------------------------------------------------------------------
           Net Asset Value, offering and redemption
           price per share ($398,597,054 /
             398,570,345 outstanding shares of
             beneficial interest, $.01 par value,                          -----
             unlimited number of shares authorized) ............           $1.00
                                                                           -----

    The accompanying notes are an integral part of the financial statements.


                      8 - Scudder U.S. Treasury Money Fund

                             Statement of Operations
                            year ended June 30, 1997

 Investment Income
--------------------------------------------------------------------------------
           Interest ..........................................    $  21,523,201
                                                                  --------------
           Expenses:
           Management fee ....................................        2,095,848
           Services to shareholders ..........................        1,464,550
           Custodian and accounting fees .....................          110,878
           Trustees' fees and expenses .......................           31,125
           Reports to shareholders ...........................           95,212
           Registration fees .................................           52,798
           Auditing ..........................................           33,302
           Legal .............................................           18,988
           Other .............................................           23,069
                                                                  --------------
           Total expenses before reductions ..................        3,925,770
           Expense reductions ................................       (1,202,181)
                                                                  --------------
           Expenses, net .....................................        2,723,589
           ---------------------------------------------------------------------
           Net investment income                                      18,799,612
           ---------------------------------------------------------------------

 Realized and unrealized gain (loss) on investment transactions
--------------------------------------------------------------------------------
           Net unrealized appreciation on
           investments during the period .....................           38,151
           ---------------------------------------------------------------------
           Net gain on investments                                       38,151
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
           Net increase in net assets resulting
           from operations ...................................     $ 18,837,763
           ---------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      9 - Scudder U.S. Treasury Money Fund

                       Statements of Changes in Net Assets

                                                     Years Ended June 30,
 Increase (Decrease) in Net Assets                     1997             1996
 ------------------------------------------------------------------------------
          Operations:
          Net investment income ..............    $18,799,612       $18,888,366
          Net realized gain from investment
          transactions .......................             --             2,458
          Net unrealized appreciation
          (depreciation) on investments
          during the period ..................         38,151          (136,004)
                                                  -----------       -----------
          Net increase in net assets
          resulting from operations ..........     18,837,763        18,754,820
          Distributions to shareholders:
          From net investment income .........    (18,799,612)      (18,888,366)
                                                  -----------       -----------
          From net realized gains from
          investment transactions ............         (2,458)               --
                                                  -----------       -----------
          Fund share transactions at net asset
          value of $1.00 per share:
          Shares sold ........................    846,157,354       641,265,052
          Shares issued to shareholders in
          reinvestment distributions .........     16,784,285        17,575,662
          Shares redeemed ....................   (860,582,122)     (645,982,556)
                                                  -----------       -----------
          Net increase in net assets from
          Fund share transactions ............      2,359,517        12,858,158
                                                  -----------       -----------
          Increase in net assets .............      2,395,210        12,724,612
          Net assets at beginning of period ..    396,201,844       383,477,232
                                                 ------------      ------------
          Net assets at end of period ........   $398,597,054      $396,201,844
                                                 ------------      ------------

    The accompanying notes are an integral part of the financial statements.


                      10 - Scudder U.S. Treasury Money Fund

                                 Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                       Years Ended June 30,
                                1997    1996   1995   1994   1993   1992   1991   1990   1989     1988
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning      ----------------------------------------------------------------------
   of period ..............      $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000  $1.000
                                 ----------------------------------------------------------------------
 Net investment income ....        .045   .048   .046   .027   .027   .044   .065   .075   .074    .055
 Less distributions from net
   investment income and net
   realized gains on
   investment transactions (a)    (.045) (.048) (.046) (.027) (.027) (.044) (.065) (.075) (.074)  (.055)
 Net asset value, end of         ----------------------------------------------------------------------
   period .................      $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000 $1.000  $1.000
 ------------------------------------------------------------------------------------------------------
 Total Return (%) .........        4.58   4.91   4.70   2.74   2.74   4.48   6.71   7.74   7.66    5.69
 Ratios and Supplemental Data
 Net assets, end of period
   ($ millions) ...........         399    396    383    383    305    299    272    198    167     154
 Ratio of operating expenses,
   net to daily net average
   assets (%) .............         .65    .65    .65    .65    .65    .65    .82    .98   1.01    1.04
 Ratio of operating expenses
    before expense reductions,
    to average daily
    net assets (%) ........         .94    .92    .90    .90    .85    .85    .91    .98   1.01    1.04
 Ratio of net investment
   income to average net
   assets (%) .............        4.49   4.80   4.61   2.75   2.69   4.31   6.37   7.46   7.41    5.54

 (a)   Net realized capital gains were less than 6/10 of 1 cents per share.


                      11 - Scudder U.S. Treasury Money Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder U.S. Treasury Money Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which have remaining maturities of sixty days or less are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Portfolio securities for which market quotations are readily available and which have remaining maturities of sixty-one days or more from the date of valuation are valued at market. On the sixtieth day prior to maturity and thereafter until maturity, securities originally purchased with more than sixty days remaining to maturity are valued at amortized cost calculated daily, based upon the market valuation of the securities on the sixty-first day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of the Fund. Repurchase agreements are valued at cost which, when combined with accrued interest receivable, approximates market.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of twelve o'clock noon on each business day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade-date basis (which in most instances, is the same as the settlement date). Interest income is accrued pro rata to maturity. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.


                      12 - Scudder U.S. Treasury Money Fund

                               B. Related Parties

Under the Investment Management Agreement (the "Management Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of its average daily net assets computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Management Agreement also provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser has agreed not to impose all or a portion of its management fee until October 31, 1997, and during such period to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets. Accordingly, for the year ended June 30, 1997, the Adviser did not impose a portion of its fees amounting to $1,202,181, and the portion imposed amounted to $893,667, of which $54,413 is unpaid at June 30, 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SSC aggregated $710,792, of which $59,184 is unpaid at June 30, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1997, the amount charged to the Fund by STC aggregated $525,821, of which $48,656 is unpaid at June 30, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SFAC aggregated $50,134, of which $4,150 is unpaid at June 30, 1997.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended June 30, 1997, Trustees' fees and expenses aggregated $31,125.


                      13 - Scudder U.S. Treasury Money Fund

                        Report of Independent Accountants

To the Trustees and Shareholders of Scudder U.S. Treasury Money Fund:

We have audited the accompanying statement of assets and liabilities of Scudder U.S. Treasury Money Fund, including the investment portfolio, as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder U.S. Treasury Money Fund as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
August 5, 1997


                      14 - Scudder U.S. Treasury Money Fund

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                                  intentionally
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                      15 - Scudder U.S. Treasury Money Fund

                              Officers and Trustees


David S. Lee*
President and Trustee

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Attorney and Corporate
Director

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Stephen L. Akers*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David B. Wines*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer


*Scudder, Stevens & Clark, Inc.



                      16 - Scudder U.S. Treasury Money Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                      17 - Scudder U.S. Treasury Money Fund

                                Scudder Solutions

Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                      18 - Scudder U.S. Treasury Money Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                      19 - Scudder U.S. Treasury Money Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

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